Shareholder Report, Average Annual Return (Details) 194918_Aristotle-Saul Global Equity Fund_Class I-2_TSR Annual {Class I-2}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I-2 (without sales charge)
Average Annual Return, Percent	15.61%	5.77%	9.17%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	20.01%	9.49%	11.33%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent	18.90%	10.27%	11.80%